Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of lease expense
	December 31,
(in thousands USD)	2020	2019	2018
Operating lease costs(a)	$4,224	$2,585	$1,334
Reimbursement from third party	(1,010)	(423)	—
Total lease expense, net	$3,214	$2,162	$1,334

Schedule of supplemental information related to leases
	December 31,
	2020	2019
Weighted average remaining lease term, in years:
Operating leases	3.39	2.77
Weighted average discount rate:
Operating leases	8.5%	8.9%
Cash Flows from Operating Activities, (in thousands USD)
Cash paid for operating leases included in the measurement of lease liabilities	$3,699	$3,000

Schedule of future expected maturities of lease obligations
(in thousands USD)	Lease Payments
2021	$3,416
2022	2,647
2023	1,414
2024	910
2025	775
Thereafter	289
Total undiscounted lease payments	9,451
Less: imputed interest	1,155
Present value of operating lease liability	$8,296